SUPPLEMENT DATED MAY 11, 2007 TO THE PROSPECTUSES
                                DATED APRIL 30, 2007

                            JNL(R) VARIABLE FUND LLC

Please note that the changes apply to your variable annuity product(s).

On page 74, the chart should be deleted in its entirety and replaced with the following:

--------------------------------------------------------------------------------------------------------
                                                                                          NYSE(R)
                                                 JNL Optimized 5     S&P SMid 60     International 25
              JNL 5 Strategy     VIP Strategy       Strategy          Strategy           Strategy
--------------------------------------------------------------------------------------------------------
                        Hypothetical              Hypothetical       Hypothetical       Hypothetical
                          Returns                   Returns            Returns            Returns
                        (1987-2004)               (1987 - 2006)      (1995-2006)        (1996-2006)

                  Historical Performance
                        (2005-2006)
                                                   The funds          The fund           The fund
                                                   commenced          commenced          commenced
                    The funds commenced          operations on      operations on      operations on
                  operations on 10/04/04           05/01/2006         4/30/2007          4/30/2007
--------------------------------------------------------------------------------------------------------
  1987            13.05%            16.53%           18.70%              -%                 -%
  1988            26.55%            14.98%           14.86%              -%                 -%
  1989            26.77%            33.59%           35.07%              -%                 -%
  1990            -4.23%            -2.22%           -0.82%              -%                 -%
  1991            37.48%            50.16%           52.69%              -%                 -%
  1992            16.65%             2.44%            7.65%              -%                 -%
  1993            32.53%            21.11%           31.62%              -%                 -%
  1994            0.20%              2.06%            1.21%              -%                 -%
  1995            30.99%            46.00%           39.66%            37.66%               -%
  1996            22.73%            28.29%           30.24%            20.62%             22.82%
  1997            22.00%            28.96%           29.30%            28.82%             27.10%
  1998            19.24%            53.09%           59.16%             9.53%             23.92%
  1999            11.75%            51.49%           56.24%            17.30%             52.90%
  2000            4.87%              0.97%           -7.88%            19.34%              9.99%
  2001            -2.10%            -8.76%           -9.26%            23.03%             -14.40%
  2002           -12.08%            -12.57%          -16.43%           -5.75%             -17.38%
  2003            34.46%            32.12%           39.16%            55.86%             42.20%
  2004            21.23%            16.70%           21.06%            17.66%             23.05%
           ======================================
  2005            10.75%             9.78%           12.92%             7.23%             15.89%
  2006            18.82%            12.08%           17.97%            12.61%             29.40%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
           2 Year Historical Annualized Returns
                        (2005-2006)
           --------------------------------------
           --------------------------------------
                  14.71%            10.92%
           --------------------------------------
           --------------------------------------
          18 Year Hypothetical Annualized Returns
                        (1987-2004)
           --------------------------------------
           --------------------------------------
                  15.89%            19.07%
           --------------------------------------  20 Year
           --------------------------------------  Annualized
                20 Year Annualized Returns        Hypothetical      Annualized         Annualized
                (Combined hypothetical and          Returns        Hypothetical       Hypothetical
              historical returns) (1987-2006)     (1987-2006)      (1995-2006)        (1996-2006)
           ---------------------------------------------------------------------------------------------
           ---------------------------------------------------------------------------------------------
                  15.77%            18.23%           19.73%            19.43%             17.76%
--------------------------------------------------------------------------------------------------------


This Supplement is dated May 11, 2007.

(To be used with NV3174CE Rev.  05/07,  NV4224 Rev.  05/07,  NV5526 Rev.  05/07,
NV5869 Rev. 05/07, and NV5890 Rev. 05/07)

                                                                    V6140 05/07